Business Combination (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Measurement period adjustment description		Company continued to refine its inputs and estimates inherent in (i) the valuation of intangible assets, (ii) deferred income taxes, (iii) realization of tangible assets and (iv) the accuracy and completeness of liabilities through March 14, 2024, when the purchase price allocation was finalized. For the period ended March 14, 2024 (Successor), there was no measurement period adjustment.		Company recognized a measurement period adjustment, which decreased prepaid assets and other current assets, developed technology, accounts payable and deferred tax liability by approximately $180 thousand, $571 thousand, $18 thousand and $137 thousand, respectively and increased accrued liabilities and goodwill by approximately $58 thousand and $671 thousand, respectively.
Predecessor [Member]
Business Acquisition [Line Items]
Share price	$ 9.94
Business combination goodwill	$ 44,122
Acquisition-related costs					$ 16
Predecessor [Member] | KINS [Member]
Business Acquisition [Line Items]
Acquisition-related costs	3,000
Predecessor [Member] | Merger Agreement [Member]
Business Acquisition [Line Items]
Aggregate purchase price assets and liabilities	$ 69,928
Predecessor [Member] | Merger Agreement [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Consideration transferred in connection	1,547,700
Predecessor [Member] | Merger Agreement [Member] | Common Class C [Member]
Business Acquisition [Line Items]
Consideration transferred in connection	5,487,300
Successor [Member]
Business Acquisition [Line Items]
Acquisition-related costs			$ 543